Convertible Note Payable (Details) - USD ($)		9 Months Ended
		Sep. 30, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 1,940,111	$ 500,000
Less: Debt Discount		(177,971)	(184,398)
Less: Debt Issuance Costs		(34,997)	(46,779)
Debt unamortized discount premium and debt issuance costs net		1,727,143	268,823
Convertible notes payable, Outstanding Principal, Total		375,482	268,823
Total Long-Term Debt		1,351,661
November - December, 2016 [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 200,000	400,000
Interest Rate		10.00%
Conversion Price		$ 0.30
Maturity date		Nov. 01, 2017
Warrants quantity		400,000
Warrants exercise price		$ 0.30
December 27, 2016 [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal			$ 100,000
Interest Rate		10.00%
Conversion Price		$ 0.30
Maturity date		Dec. 27, 2017
Warrants quantity		100,000
Warrants exercise price		$ 0.30
June, 2017 [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 121,500
Interest Rate		12.00%
Maturity date		Sep. 01, 2017
Warrants quantity		114,700
Warrants exercise price		$ 0.20
July, 2017 [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal
Interest Rate		8.50%
Conversion Price	[1]	$ 0.20
Maturity date		Apr. 11, 2018
Warrants quantity		350,000
Warrants exercise price		$ 0.20
August - September 2017 [Member]
Short-term Debt [Line Items]
Convertible notes payable, Outstanding Principal		$ 1,618,611
Interest Rate		15.00%
Conversion Price	[1]	$ 0.20
Warrants quantity		8,093,052
Warrants exercise price		$ 0.20
August - September 2017 [Member] | Minimum [Member]
Short-term Debt [Line Items]
Maturity date		Aug. 01, 2019
August - September 2017 [Member] | Maximum [Member]
Short-term Debt [Line Items]
Maturity date		Sep. 30, 2019

[1]	As subject to adjustment as further outlined in the notes.